Business Combinations	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Business Combinations
BUSINESS COMBINATIONS

Note 3.Business Combinations

On March 15, 2019, the Company acquired Tecton Energy Services (“Tecton”), a leading provider of flowback, drill-out and production testing services, operating primarily in the greater Rocky Mountains. On March 19, 2019, the Company acquired Red Bone Services LLC (“Red Bone”), a premier provider of oilfield services primarily in the Mid-Continent, providing fishing, non-frac high pressure pumping, thru-tubing and certain other services. The aggregate acquisition price of the acquisitions was approximately $74.6, comprised of approximately $47.0 in shares of the Company’s common stock issuable over time at a fixed price and approximately $27.6 in cash to the sellers and for the retirement of debt. The Company issued shares in its common stock to effect the Tecton acquisition, a portion of which is not included in the purchase consideration as the shares were escrowed and held as treasury stock to satisfy identified future tax obligations through cancellation of the shares. To effect the Red Bone acquisition, the Company issued shares in a subsidiary company, which were exchangeable for KLXE common stock on specified dates between the acquisition date and September 2020. 416,667 shares of KLXE common stock, representing the balance of the share consideration to effect the Red Bone acquisition, will be issued in September 2020. The shares issued to the sellers of Tecton and Red Bone are subject to restrictions on public re-sale from a minimum of six months to a maximum of 24 months, subject to acceleration upon the occurrence of certain events.

Based on the Company’s final purchase price allocation, the excess of the purchase price over the fair value of the identifiable assets acquired approximated $51.2, of which $19.4 was allocated to identifiable intangible assets consisting of customer contracts and relationships and covenants not to compete, and $31.8 was allocated to goodwill. The useful life assigned to the customer contracts and relationships is 20 years, and the covenants not to compete are being amortized over their contractual periods of 18 months and three years for Tecton and Red Bone, respectively.

The Tecton and Red Bone acquisitions were accounted for as purchases under FASB ASC 805, Business Combinations (“ASC 805”). The results of operations for the Tecton and Red Bone acquisitions are included in the accompanying condensed consolidated statements of loss from the respective dates of acquisition.

The following table summarizes the fair values of assets acquired and liabilities assumed in the Tecton and Red Bone acquisitions in accordance with ASC 805:

	Tecton	Red Bone
Accounts receivable-trade	$2.1	$7.2
Inventories	-	2.7
Other current and non-current assets	0.2	-
Property and equipment	2.8	23.6
Goodwill	15.0	16.8
Identified intangibles	6.2	13.2
Accounts payable	(0.7)	(3.3)
Accrued liabilities	(1.4)	(0.9)
Other current and non-current liabilities	(1.6)	(7.3)
Total consideration paid	$22.6	$52.0

The majority of goodwill and intangible assets for Tecton and Red Bone are not expected to be deductible for tax purposes. As more fully described in Note 5, the Company performed an interim goodwill impairment test and a long-lived asset recovery test during the three months ended April 30, 2020, which resulted in a $208.7 goodwill and long-lived asset impairment charge. The goodwill and long-lived asset impairment charge is included in the condensed consolidated statements of loss for the three months ended April 30, 2020.

The Company has substantially integrated Red Bone and, as a result, it is not practicable to report stand-alone revenues and operating earnings of the acquired business since the acquisition date. The amount of Tecton revenues included in the Company’s results was approximately $3.1 for the three months ended April 30, 2019. It is not practicable to report stand-alone operating earnings of Tecton since the acquisition date.

On a pro forma basis to give effect to the Tecton and Red Bone acquisitions, as if they occurred on February 1, 2018, revenues, net loss and loss per diluted share for the three months ended April 30, 2019 would have been as follows:

UNAUDITED
THREE MONTHS ENDED
April 30, 2019
Pro forma
Revenues	$153.5
Net loss	(4.5)
Loss per diluted share	(0.20)

2. BUSINESS COMBINATIONS

On November 5, 2018, the Company acquired Motley Services, LLC (“Motley”), a premier provider of well completion and intervention services for complex, long lateral, horizontal wells, for $140.0 in cash (net of cash acquired) and $9.0 of shares of the Company’s common stock payable to certain employees of Motley. During the quarter ended July 31, 2019, the Company finalized its valuation of certain assets, principally intangible assets, including goodwill and identified intangible assets.

Based on the Company’s final purchase price allocation, the excess of the purchase price over the fair value of the identifiable assets acquired approximated $71.8, of which $28.3 was allocated to identifiable intangible assets consisting of customer contracts and relationships and covenants not to compete, and $43.5 is included in goodwill. The primary items that generated the goodwill recognized were the premium paid by the Company for future earnings potential and the value of the assembled workforce that does not qualify for separate recognition. The useful life assigned to the customer contracts and relationships is 20 years, and the covenants not to compete are being amortized over their contractual periods of three years.

On March 15, 2019, the Company acquired Tecton Energy Services (“Tecton”), a leading provider of flowback, drill-out and production testing services, operating primarily in the greater Rocky Mountains. On March 19, 2019, the Company acquired Red Bone Services LLC (“Red Bone”), a premier provider of oilfield services primarily in the Mid-Continent, providing fishing, non-frac high pressure pumping, thru-tubing and certain other services. The aggregate acquisition price of the acquisitions was approximately $74.6, comprised of approximately $47.0 in shares of the Company’s common stock issuable over time at a fixed price and approximately $27.6 in cash to the sellers and for the retirement of debt. The Company issued shares in a subsidiary company to effect the Red Bone acquisition, which become exchangeable for KLXE common stock over specified dates between the acquisition date and September 19, 2021. The Company issued shares in its common stock to effect the Tecton acquisition, a portion of which is not included in purchase consideration as the shares were escrowed and held as treasury stock to satisfy identified future tax obligations through cancellation of the shares. The shares issued to the sellers of Tecton and Red Bone are subject to restrictions on public re-sale from a minimum of six months to a maximum of 24 months, subject to acceleration upon the occurrence of certain events. During the quarter ended January 31, 2020, the Company finalized its valuation of certain assets, principally intangible assets, including goodwill and identified intangible assets.

Based on the Company’s final purchase price allocation, the excess of the purchase price over the fair value of the identifiable assets acquired approximated $51.2, of which $19.4 was allocated to identifiable intangible assets consisting of customer contracts and relationships and covenants not to compete, and $31.8 was included in goodwill. The useful life assigned to the customer contracts and relationships is 20 years, and the covenants not to compete are being amortized over their contractual periods of 18 months and three years for Tecton and Red Bone, respectively.

The Motley, Tecton and Red Bone acquisitions were accounted for as purchases under FASB ASC 805, Business Combinations (“ASC 805”). The assets purchased and liabilities assumed have been reflected, as of the respective dates of acquisition, in the accompanying consolidated balance sheets. The results of operations for the Motley, Tecton and Red Bone acquisitions are included in the accompanying consolidated statements of (loss) earnings from the respective dates of acquisition.

The following table summarizes the fair values of assets acquired and liabilities assumed in the Motley, Tecton and Red Bone acquisitions in accordance with ASC 805:

	Motley	Tecton	Red Bone
Accounts receivable-trade	$23.2	$2.1	$7.2
Inventories	-	-	2.7
Other current and non-current assets	9.4	0.2	-
Property and equipment	56.3	2.8	23.6
Goodwill	43.5	15.0	16.8
Identified intangibles	28.3	6.2	13.2
Accounts payable	(6.0)	(0.7)	(3.3)
Accrued liabilities	(5.7)	(1.4)	(0.9)
Other current and non-current liabilities	-	(1.6)	(7.3)
Total consideration paid	$149.0	$22.6	$52.0

The majority of goodwill and intangible assets for Motley are expected to be deductible for tax purposes. The majority of goodwill and intangible assets for Tecton and Red Bone are not expected to be deductible for tax purposes. As more fully described in Note 4. “Goodwill and Intangible Assets, Net”, the Company performed an interim goodwill impairment test and a long-lived asset recovery test, which resulted in a $47.0 goodwill impairment charge during the year ended January 31, 2020, which is included in the consolidated statements of (loss) earnings for the year ended January 31, 2020. No charge was recorded for impairment of long-lived assets during the year ended January 31, 2020.

The Company has substantially integrated Motley and Red Bone and, as a result, it is not practicable to report stand-alone revenues and operating earnings of the acquired businesses since the acquisition date. The amount of Tecton revenues included in the Company’s results was approximately $21.8 for the year ended January 31, 2020. It is not practicable to report stand-alone operating earnings of Tecton since the acquisition date.

On a pro forma basis to give effect to the Motley acquisition, as if it occurred on February 1, 2017, revenues, net (loss) earnings and (loss) earnings per diluted share for the years ended January 31, 2019 and 2018 would have been as follows:

	UNAUDITED
	YEAR ENDED
	January 31, 2019	January 31, 2018
	Pro forma	Pro forma
Revenues	$593.2	$389.9
Net earnings (loss)	19.3	(43.5)
Earnings (loss) per diluted share	0.95	(2.16)

On a pro forma basis to give effect to the Tecton and Red Bone acquisitions, as if they occurred on February 1, 2018, revenues, net (loss) earnings and (loss) earnings per diluted share, for the years ended January 31, 2020 and 2019 would have been as follows:

	UNAUDITED
	YEAR ENDED
	January 31, 2020	January 31, 2019
	Pro forma	Pro forma
Revenues	$551.7	$566.2
Net (loss) earnings	(95.9)	19.9
(Loss) earnings per diluted share	(4.30)	0.89